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The right choice for the long termSM

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

[cover photograph: close-up of construction worker welding beam with commercial buildings as a backdrop]

Semi-annual report for the six months ended January 31, 2003


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND(R)

American High-Income Municipal Bond Fund is one of the 29 American Funds, the third largest mutual fund family. Capital Research and Management Company,SM the American Funds adviser, has invested with long-term focus based on thorough research and attention to risk.

American High-Income Municipal Bond Fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2002 (the most recent calendar quarter):

                                                                 LIFETIME
CLASS A SHARES                          1 YEAR    5 YEARS     (SINCE 9/26/94)

reflecting 3.75% maximum sales charge   +2.24%    +3.61%          +6.39%

Results before October 1996 reflect the effect of a voluntary fee waiver, without which returns would have been lower.

The fund's 30-day yield for Class A shares as of February 28, 2003, reflecting the 3.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 4.47%, which is equivalent to a taxable yield of 7.28% for investors in the 38.6% federal tax bracket. The fund's distribution rate for Class A shares as of that date was 4.92%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3. Please see the outside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

[photograph: close-up of construction worker welding a beam]

FELLOW SHAREHOLDERS:

American High-Income Municipal Bond Fund produced a total return of 1.2% for the six months ended January 31, 2003. This compares favorably with the 0.8% average return of the 73 high-yield municipal debt funds measured by Lipper.

In general, high-yield municipal bonds fared less well than did top-quality municipals during this period. The difference is reflected in the index returns for these markets: The Lehman Brothers Municipal Bond Index, which measures the investment-grade market, recorded a 3.2% return for the period, while the Lehman Brothers High Yield Municipal Bond Index returned -1.5%. (Indexes are unmanaged and their returns do not include expenses.)

During this period, shareholders received dividends totaling 38.7 cents a share. Those who reinvested these dividends realized an income return of 2.6% (5.1% annualized), which is equivalent to a taxable income return of 4.2% (8.3% annualized) for investors in the 38.6% federal income tax bracket. Shareholders who took dividends in cash received an income return of 2.5% and saw the value of their holdings decline 1.4%.

ECONOMIC AND MARKET REVIEW

The fund's reporting period began August 1, 2002, with the poor health of the economy weighing heavily on both the stock and bond markets. Interest rates were trending lower as investors sought safety in government bonds, including high-quality municipals.

RESULTS AT A GLANCE
(For periods ended January 31, 2003, with distributions reinvested)

                                                                         AVERAGE ANNUAL
                                               TOTAL RETURN              COMPOUND RETURN               LIPPER RANKING*

Six months                                         +1.2%                        --                              --
1 year                                             +5.2                         --                      22 of 72
5 years                                           +22.5                       +4.1%                      3 of 49
Lifetime (since 9/26/94)                          +73.0                       +6.8                       2 of 29

*Rankings are based on total return versus comparable high-yield municipal debt funds, according to Lipper. Rankings do not reflect the effect of sales charges.

In early October, stock prices reached their lows for 2002, and investor sentiment became less bearish, more hopeful. This attitude shift prompted a rise in bond yields that affected long-term debt more than short-term debt. In an attempt to bolster the fragile economy, the Federal Reserve Board lowered short-term interest rates half a point to 1.25% on November 6, which lent support to short-term bond prices.

Overall, municipal bonds posted mixed results for the period. High-quality, short-term debt generally managed modest gains through the end of the period, while lower rated and long-term debt ended flat to slightly weaker, in most cases. Importantly, yields on most longer term municipal bonds ended the period at parity with, or higher than, comparable Treasuries. This is something of an anomaly: municipals, because of their tax advantage, historically post a yield rate that is lower (usually by 10-20%) than a comparable Treasury yield.

The combination of historically low interest rates, declining tax revenues and burgeoning budget deficits also generated a spate of new issues, which dominated the municipal market. Calendar 2002 saw record issuance of more than $350 billion, followed by a record month in January 2003. This record volume contributed to the yield anomaly mentioned above. Most of the new debt was well received, but little of it was high yield.

HOW THE FUND RESPONDED

American High-Income Municipal Bond Fund primarily invests in lower rated, higher yielding municipal bonds. During the past year, however, the fund increased its holdings in higher rated bonds, which benefited from strong demand; this helped cushion the fund's results against interim weaknesses in the high-yield sector. Bonds rated A or better totaled 34.3% of net assets at the end of the period, compared with 29.7% at the start of the fiscal period and 25.0% in January of last year.

As always, the fund relies on the rigorous research efforts of Capital Research and Management Company, adviser to all the American Funds. These efforts helped the fund avoid the severest problems in the municipal market. Nonetheless, ongoing difficulties in the airline industry and weakness in the project-finance sector hindered results during the period, even though these sectors represent a very small portion of fund holdings. The fund's larger holdings in the hospital industry proved far more resilient, while ongoing strength in real estate helped to buoy the value of our tax assessment (land secured) holdings, which represent a significant portion of the fund's portfolio.

Finally, American High-Income Municipal Bond Fund benefited from strong investor interest. Over the past six months, the net assets of the fund rose 8%, while the number of shareholders jumped 20%. We take this opportunity to welcome new shareholders and affirm our commitment to continue providing a high level of current income exempt from regular federal income taxes. As always, we maintain a long-term outlook on every investment and rely on the expertise of our portfolio counselors and analysts. We urge you to do the same.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Mark R. Macdonald
Mark R. Macdonald
President
March 18, 2003


OTHER SHARE CLASS RESULTS
unaudited

CLASS B, CLASS C AND CLASS F

Returns for periods ended December 31, 2002 (the most recent calendar quarter):
                                                                                      1 YEAR          LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                +0.50%            +4.82%(1)
Not reflecting CDSC                                                                   +5.50             +6.12(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                      +4.37             +4.83(2)
Not reflecting CDSC                                                                   +5.37             +4.83(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                  +6.13             +5.51(4)

(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual compound return from March 19, 2001, when Class F shares were first sold.



INVESTMENT PORTFOLIO, January 31, 2003                                unaudited
Quality ratings*
[begin pie chart]
AAA                                                11.7%
AA                                                 11.9
A                                                  10.7
BBB                                                23.7
BB                                                 23.7
B                                                  11.5
CCC or less                                         0.4
Cash & equivalents                                  6.4

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.
[end pie chart]


                                                                                                   Principal             Market
                                                                                                      amount              value
FIXED-INCOME SECURITIES - 93.56%                                                                        (000)              (000)

ALABAMA  -  0.61%
Special Care Fac. Fncg. Auth. of the City of Huntsville - Carlton Cove,
Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                     $6,000             $5,943


ALASKA  -  1.57%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A,
AMT, MBIA insured, 5.50% 2010                                                                          1,775              1,953
Municipality of Anchorage, G.O. and Ref. Bonds, Series B, MBIA insured, 3.00% 2003                     4,190              4,223
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2000, 6.20% 2022                                                                               1,780              1,803
 Series 2001, 5.375% 2021 (expected maturity 2012)                                                     7,625              7,200


ARIZONA  -  0.87%
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds,
Series 1999-A1, AMT, 5.45% 2011                                                                        1,675              1,824
Transportation Excise Tax Rev. Bonds (Maricopa County Regional
Area Road Fund), Series 2002, 3.00% 2005                                                               2,000              2,081
Industrial Dev. Auth. of the County of Navajo, Industrial Dev. Rev.
Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027                                    3,600              3,493
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds (Charter
Schools Project), Series 2002-E, 7.25% 2031                                                            1,000              1,024


CALIFORNIA  -  6.49%
Pollution Control Fncg. Auth., AMT:
 Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc.
Project), Series 1998-A, 5.10% 2018 (put 2008)                                                         4,000              4,026
 Solid Waste Rev. Bonds (Keller Canyon Landfill Co.  Project), BFI Corp.,
Guarantee, Series 1992, 5.80% 2016                                                                     3,000              2,691
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program), Series 1995-B, AMT, 7.75% 2026                                     185                189
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds
(Irvine Apartment Communities, LP):
 Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                            7,000              7,455
 Series 1998-A3, 5.10% 2025 (put 2010)                                                                 3,000              3,165
Tobacco Securitization Auth. of Northern California., Tobacco Settlement
Asset-backed Bonds, Series 2001-B, (Sacramento County Tobacco
 Securitization Corp.), 5.00% 2028                                                                       500                436
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
 AMBAC insured, 5.50% 2016                                                                             1,000              1,099
 5.875% 2016                                                                                           1,500              1,638
 5.375% 2022                                                                                           2,000              2,041
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,
Subordinated Series B, 5.80% 2011                                                                      1,370              1,484
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Rev. Ref. Cert. of Part. (American Baptist Homes Foundation),
Series 1998-A, 6.10% 2017                                                                              1,650              1,587
 Southern California Presbyterian Homes Obligated Group (Redwood Senior
Homes and Services), Rev. Bonds, Series 2002, 6.125% 2032                                              1,000                990
City of Chino Hills, Community Facs., Special Tax Bonds:
 Dist. No. 9 (Rincon Village Area), Series 1998, 6.45% 2023                                            1,220              1,232
 Dist. No. 10 (Fairfield Ranch), 6.95% 2030                                                            1,000              1,068
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills
Dev.), Series 1999 Special Tax Bonds, 6.125% 2016                                                       995               1,043
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes),
Special Tax Bonds, Series 1999:
 6.50% 2015                                                                                            1,000              1,074
 6.625% 2030                                                                                           1,000              1,050
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the
Pacific Project), Series 1995-A, (preref. 2005):
 6.10% 2010                                                                                            1,000              1,119
 6.125% 2015                                                                                           2,500              2,799
 MBIA insured, 6.125% 2015                                                                             1,000              1,120
 6.125% 2023                                                                                           1,500              1,679
 MBIA insured, 6.125% 2023                                                                             2,500              2,799
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -
Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017                                           500                522
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part.
(Marina del Rey), Series 1993-A, 6.25% 2003                                                              500                507
Community Facs., Dist. No. 2001-1 of the County of Orange (Ladera Ranch),
Special Tax Bonds, Series 2002-A, 6.00% 2025                                                           1,000              1,011
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),
Special Tax Ref. Bonds, Series 1998, 6.75% 2015                                                        2,800              3,051
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs.
Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                                             250                269
 6.30% 2021                                                                                              500                526
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds
(Secured by a Junior Lien on Certain Tax Increment Revenues Pledged Under
Senior Loan Agreements), 6.625% 2026                                                                   1,000              1,019
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch),
Limited Obligation Improvement Bonds:
 6.00% 2009                                                                                              995              1,026
 6.25% 2012                                                                                              995              1,026
Redev. Agcy. of the City and County of San Francisco, Residential
Fac. Rev. Bonds (Coventry Park Project), Series 1996-A, AMT, 8.50% 2026                                1,000                747
Community Facs., Dist. No. 99-1 of the Santa Margarita Water Dist.,
(Talega), Special Tax Bonds, Series 1999, 6.10% 2014                                                   2,390              2,523
South Tahoe Joint Powers Fncg. Auth. (South Tahoe Redev. Project Area No. 1):
 Rev. Ref. Bonds, Series 1995-B, 6.25% 2020                                                            1,000              1,037
 Subordinate Bond Anticipation Notes:
  Series 1999-A, 7.30% 2007                                                                            5,500              5,798
  Series 1999-B, 7.30% 2007                                                                            1,000              1,054
Community Facs., Dist. No. 88-12 of the City of Temecula (Ynez Corridor),
Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009                                                        940                986


COLORADO  -  3.93%
Health Facs. Auth.:
 Catholic Health Initiatives:
  Rev. Bonds, Series 2002-A, 5.00% 2008                                                                1,880              2,037
  Series A, 5.375% 2010                                                                                1,000              1,076
 Covenant Retirement Communities, Inc., Rev. Bonds, Series 2002-B, 6.125% 2033                         1,000                999
 The Evangelical Lutheran Good Samaritan Society Project Health Facs. Rev. Bonds:
  Series 2000, 6.60% 2016                                                                              1,000              1,096
  Series 2002, 5.90% 2027                                                                              3,000              2,958
Housing and Fin. Auth., Single-family Program Senior Bonds, AMT:
 Series 1995-A, 8.00% 2025                                                                               260                263
 Series 1995-B1, 7.90% 2025                                                                              165                168
 Series 1997-B2, 7.00% 2026                                                                              365                370
EagleBend, Multi-family Housing Project:
 Affordable Housing Corp., Rev. Ref. Bonds, Series 1997-A:
  6.20% 2012                                                                                           1,000              1,015
  6.45% 2021                                                                                           2,000              1,964
 Dowd Affordable Housing Corp., Rev. Bonds, Series 1998-A:
  6.53% 2024                                                                                           1,665              1,621
  6.53% 2029                                                                                           1,320              1,274
  6.63% 2039                                                                                           2,950              2,837
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series
1999, 6.70% 2019                                                                                       3,500              3,703
E-470 Public Highway Auth. Senior Rev. Bonds (Capital Appreciation Bonds),
Series 2000-B, 0% 2034                                                                                 7,500                741
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and
 Improvement Bond, Series 2001, 7.75% 2026                                                             3,000              3,092
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
 Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                                       1,000              1,001
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
(Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                              7,660              7,745
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds,
Series 2001, 7.50% 2031                                                                                4,110              4,171


CONNECTICUT  -  2.10%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light
and Power Co. Project):
 Series 1993-A, 5.85% 2028                                                                             1,375              1,440
 Series 1993-B, AMT, 5.95% 2028                                                                        1,500              1,563
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds: (1)
 Series 1996-A:
  6.375% 2004 (escrowed to maturity)                                                                     500                540
  6.40% 2011 (preref. 2007)                                                                            3,470              4,065
  6.40% 2011                                                                                           3,025              3,248
 Series 1997-B:
  5.60% 2009                                                                                           1,000              1,073
  5.75% 2018                                                                                           3,000              3,059
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment,
Public Improvement Bonds, Series 2001:
 6.00% 2016                                                                                            1,200              1,269
 6.25% 2021                                                                                            2,000              2,084
 6.25% 2031                                                                                            2,000              2,065


DISTRICT OF COLUMBIA  -  0.60%
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
Hospital and Washington Hospital Center Projects):
 Series 2001-A, 6.40% 2031 (put 2004)                                                                  1,000              1,026
 Series 2001-B, 6.625% 2031 (put 2005)                                                                 1,000              1,046
 Series 2001-C, 6.80% 2031 (put 2006)                                                                  1,500              1,591
 Series 2001-D, 6.875% 2031 (put 2007)                                                                 2,000              2,143


FLORIDA  -  12.51%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program - The Glenridge on Palmer Ranch Project),
 Series 2002-A, 8.00% 2032                                                                             4,500              4,299
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
Special Assessment Rev. Bonds, Series 2000, 6.50% 2007                                                   470                476
Bay County, Pollution Control Rev. Ref. Bonds (International Paper),
Series 1998-A, 5.10% 2012                                                                              1,000              1,033
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special
Assessment Bonds (Industrial Project), Series 2002-B:
 7.00% 2014                                                                                            1,025              1,037
 7.25% 2033                                                                                            3,000              3,044
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds,
 Series 1998-A, 6.25% 2020                                                                             2,810              2,623
The Crossings at Fleming Island Community Dev. Dist. (Clay County):
 Special Assessment Bonds, Series 1995, 8.25% 2016 (preref. 2005)                                      4,380              5,027
 Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030                                              5,000              5,288
Fleming Island Plantation Community Dev. Dist. (Clay County), Special
Assessment Bonds, Series 2000-B (Long Term), 7.375% 2031                                               1,000              1,058
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special
Assessment Rev. Bonds:
 Series A, 7.00% 2033                                                                                  1,000              1,014
 Series B, 6.25% 2009                                                                                  1,000              1,005
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev.
Bonds, Series 2000-B, 7.625% 2008                                                                      3,055              3,092
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital
Improvement Rev. Bonds:
 Series 2001-B, 6.35% 2010                                                                             3,965              4,014
 Series 2002, 6.75% 2034                                                                               4,000              4,001
Heritage Harbour South Community Dev. Dist. (Manatee County),
 Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008                                             2,370              2,370
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds:
 Hillsborough County, Series 1998-A, 5.75% 2005                                                        1,060              1,059
 5.90% 2006                                                                                              850                850
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                                 720                719
 Series 1999, 6.25% 2004                                                                               1,025              1,030
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
Bonds, Series 1998-B, 5.50% 2005                                                                         625                623
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2002-B:
 5.00% 2011                                                                                            2,000              2,085
 5.00% 2012                                                                                            1,365              1,411
 5.00% 2013                                                                                            3,535              3,606
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County),
Capital Improvement Rev. Bonds:
 Series 2001-A, 7.40% 2032                                                                               995              1,021
 Series 2001-B, 6.40% 2011                                                                               950                957
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                                       5,105              5,149
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special
Assessment Rev. Bonds:
 Series 2001-A, 6.70% 2031                                                                               925                932
 Series 2001-B, 6.00% 2011                                                                             1,440              1,437
Lee County:
 Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
  Cypress Cove at Healthpark Florida, Inc. Project, Series 1997-A,
6.25% 2017                                                                                             2,500              2,417
  Shell Point/Alliance Obligated Group, Shell Point Village Project,
 Series 1999-A:
   5.25% 2007                                                                                          1,000              1,065
   5.50% 2009                                                                                          1,000              1,051
   5.75% 2011                                                                                            500                523
   5.75% 2013                                                                                          1,410              1,440
   5.75% 2015                                                                                            500                503
   5.50% 2021                                                                                          3,800              3,514
   5.50% 2029                                                                                          1,500              1,341
 Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured:
  5.25% 2009                                                                                           1,500              1,653
  5.625% 2013                                                                                          4,000              4,353
Marshall Creek Community Dev. Dist. (St. Johns County), Special
Assessment Bonds:
 Series 2000-A, 7.65% 2032                                                                             3,020              3,198
 Series 2002, 6.625% 2032                                                                              4,000              3,994
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital
Improvement Rev. Bonds, Series 2001-A, 6.85% 2033                                                      2,265              2,238
North Springs Improvement Dist., Special Assessment Bonds,
Parkland Isles Project, Series 1997-A, 7.00% 2019                                                      1,000              1,046
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996-A:
  6.80% 2006                                                                                             650                699
  7.30% 2027                                                                                           1,500              1,598
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                                            890                928
Ocean Highway and Port Auth., Solid Waste/Pollution Control Rev. Ref.
Bonds, Series 1996 (Jefferson Smurfit Corp. (U.S.) Project), 6.50% 2006                                1,305              1,284
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
Project), Series 1998-A, 5.80% 2026                                                                    3,250              3,207
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                     3,230              3,256
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment
 Rev. Bonds, Series 2002, 7.25% 2033                                                                   2,500              2,535
River Ridge Community Dev. Dist. (Lee County), Capital Improvement Rev.
Bonds, Series 1998, 5.75% 2008                                                                           545                540
South-Dade Ventura Community Dev. Dist. (Homestead), Special Assessment Rev.
Bonds, Series 2002, 6.90% 2033                                                                         4,000              4,032
Stoneybrook West Community Dev. Dist. (City of Winter Garden,
Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                 970                983
University Place Community Dev. Dist. (Manatee County), Series
2001-B, 6.10% 2007                                                                                     2,535              2,545
Urban Orlando Community Dev. Dist. (City of Orlando), Capital
Improvement Rev. Bonds, Series 2001-A:
 6.40% 2010                                                                                            4,385              4,388
 6.95% 2033                                                                                            3,500              3,556
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds:
 Series 2002-A, 6.75% 2034                                                                             1,000              1,003
 Series 2002-B, 5.95% 2012                                                                             1,000              1,002
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev.
Bonds, Series 2001-B, 6.25% 2010                                                                       1,120              1,127


GEORGIA  -  0.64%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001:
 7.75% 2014                                                                                            1,000              1,030
 7.90% 2024                                                                                            5,000              5,166


IDAHO  -  1.47%
Housing and Fin. Association, AMT:
 Single-family Mortgage Bonds:
  Series 1998-B2, 5.20% 2011                                                                             665                697
  Series 1999-B2, 5.00% 2013                                                                             780                819
  Series 1999-D3, 5.15% 2013                                                                             820                852
  Series 1999-G2, 5.75% 2014                                                                             430                457
  Class III:
   Series 2001-B, 5.75% 2020                                                                           2,720              2,858
   Series 2001-F, 5.30% 2021                                                                           1,865              1,872
   Series 2002-C, 5.50% 2021                                                                           1,625              1,670
   Series 2002-E, 5.30% 2022                                                                           1,315              1,328
 Single-family Mortgage Subordinate Bonds:
  Series 1997-H2, 5.40% 2010                                                                             965              1,011
  Series 1997-I2, 5.55% 2010                                                                             600                636
 Single-family Programs Disclosure Report, Series 1978-A, 5.40% 2021                                   2,000              2,033


ILLINOIS  -  6.49%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
September 2001, 5.375% 2016                                                                            1,500              1,615
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc.
Project), Series 1997, AMT, 5.05% 2010                                                                 3,035              2,955
Educational Facs. Auth.:
 Adjustable Medium Term Rev. Bonds, Field Museum of Natural History,
Series 2002, 4.45% 2036 (put 2014)                                                                     1,790              1,774
 Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
(University Center Project), Series 2002:
  6.625% 2017                                                                                          2,500              2,686
  6.00% 2022                                                                                           1,000                998
  6.25% 2030                                                                                           6,000              6,060
Health Facs. Auth.:
 Rev. Bonds:
  Alexian Brothers Health System, Series 1999, FSA insured, 5.125% 2028                                1,000              1,002
  Centegra Health System, Series 1998:
   5.50% 2008                                                                                          1,000              1,090
   5.25% 2014                                                                                          1,500              1,512
  Edward Hospital Obligated Group, Series 2001-A, FSA insured, 5.50% 2017                              1,500              1,603
  Friendship Village of Schaumburg, Series 1997-A, 5.25% 2018                                          2,000              1,776
  Lutheran Senior Ministries Obligated Group - Lutheran Hillside
Village Project, Series 2001-A, 7.375% 2031                                                            3,000              3,029
  OSF Healthcare System, Series 1999, 6.25% 2019                                                       1,500              1,599
  Riverside Health System, Series 2002, 5.75% 2022                                                     3,000              2,991
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997-A:
   5.70% 2011                                                                                            500                537
   5.80% 2016                                                                                          2,000              2,109
  Edward Hospital Project, Series 1993-A, 6.00% 2019                                                   1,000              1,023
  Fairview Obligated Group Project, Series 1995-A:
   6.25% 2003                                                                                            640                646
   7.40% 2023                                                                                          3,130              3,141
City of Chicago:
 G.O. Bonds (Emergency Telephone System), Ref. Series 1999,
FGIC insured, 5.25% 2020                                                                               1,000              1,088
 School Reform Board of Trustees of the Board of Education,
Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 5.25% 2030                1,000              1,016
 Chicago O'Hare International Airport:
  Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                           1,000              1,111
  Second Lien Passenger Fac. Charge Rev. Bonds, AMBAC insured, AMT:
   Series 2001-C, 5.50% 2015                                                                           4,030              4,319
   Series 2001-E, 5.50% 2016                                                                           2,340              2,495
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project),
Series 1999-B, AMT, 5.20% 2011 (2)                                                                     2,500                331
 Midway Airport Rev. Bonds, Series 2001-A, FSA insured, AMT, 5.50% 2015                                2,000              2,139
 Special Assessment Improvement Bonds (Lakeshore East Project),
Series 2002, 6.75% 2032                                                                                2,000              1,996
Metropolitan Pier and Exposition Auth., McCormick Place Expansion
Project Bonds, Series 1992-A, FGIC insured, 0% 2016                                                    3,350              1,751
Village of Montgomery, Kane and Kendall Counties, Special Assessment
Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030                                    4,000              4,375
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins
Resource Recovery Partners, L.P. Projects), AMT:
 Series 1999-A, 8.375% 2016 (2)                                                                        3,950                  8
 Series 1999-B, 8.375% 2016 (2)                                                                        1,545                  3
 Series 1999-C:
  7.25% 2009                                                                                             471                261
  7.25% 2024                                                                                           2,650              1,166
 Series 1999-D, 0% 2009                                                                                1,230                323
Community Unified School Dist. Number 365-U, Will County (Valley View),
G.O. Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2011                              3,500              2,426


INDIANA  -  1.24%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co.
Project No. 15), Series 1997-A, 5.75% 2011                                                             1,000                351
Health Fac. Fncg. Auth.:
 Hospital Rev. Bonds:
  Charity Obligated Group, Series 1999-D, 5.25% 2016                                                   2,805              2,904
  The Methodist Hospitals, Inc., Series 2001, 5.25% 2008                                               1,325              1,443
 Rev. Bonds, Ascension Health Credit Group, Series 2002-F:
  5.50% 2015                                                                                           1,000              1,072
  5.50% 2016                                                                                           1,000              1,065
  5.00% 2019                                                                                           3,450              3,454
City of East Chicago, Pollution Control Rev. Ref. Bonds, Inland Steel Co.
Project No. 11, Series 1994, 7.125% 2007                                                               2,000                707
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc.,
Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031 (2)                           2,500              1,075


IOWA  -  0.33%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group),
Series 2000-B, AMBAC insured, 6.00% 2027                                                               2,000              2,188
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                1,000                984


KANSAS  -  0.10%
City of Lenexa (Lakeview Village, Inc. - Southridge Project),
Health Care Fac. Rev. Bonds, Series 2002-C, 6.875% 2032                                                1,000              1,008


KENTUCKY  -  1.59%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A:
  6.50% 2020                                                                                           1,300              1,351
  6.625% 2028                                                                                          1,000              1,026
 Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
Healthcare, Inc. Project), Series 1997:
  5.60% 2008                                                                                           1,000                958
  5.80% 2012                                                                                           1,000                913
  5.85% 2017                                                                                           7,000              6,247
City of Ashland (Ashland Inc. Project):
 Pollution Control Rev. Ref. Bonds, Series 1999, 5.70% 2009                                            2,500              2,573
 Sewage and Solid Waste Rev. Bonds, Series 1995, AMT, 7.125% 2022                                      2,200              2,310


LOUISIANA  -  2.47%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project):
 Series 1996, 9.00% 2026 (preref. 2006)                                                                1,850              2,343
 Series 1998-A, 6.20% 2028                                                                             5,000              4,493
Parish of Morehouse, Pollution Control Rev. Ref. Bonds,
Series 2001-A, 5.25% 2013                                                                              2,500              2,558
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030 (preref. 2013)                11,775             10,449
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co. Project),
Series 1984-II, 7.70% 2014                                                                             1,500              1,542
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc. Project),
Series 1999-A, 5.65% 2028 (put 2004)                                                                   2,500              2,550


MAINE  -  0.50%
Health and Higher Educational Facs. Auth., Rev. Bonds,
Piper Shores Issue, Series 1999-A:
 7.50% 2019                                                                                            1,000              1,030
 7.55% 2029                                                                                            2,000              2,046
Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020                                 1,700              1,782


MARYLAND  -  1.16%
Anne Arundel County:
 Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028                            1,000              1,003
 Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029                             1,000              1,090
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
Series 1998, 6.625% 2025                                                                               3,000              3,085
Housing Opportunities Commission of Montgomery County, Multi-family Rev. Bonds
(Strathmore Court at White Flint), Issue 1994-A2 (preref. 2004):
 7.50% 2024                                                                                            1,000              1,101
 7.50% 2027                                                                                              950              1,046
Housing Auth. of Prince George's County, Mortgage Rev. Bonds, Series 1997-A,
(GNMA Collateralized - Langley Gardens Apartments Project), 5.75% 2029                                 1,000              1,041
Prince George's County:
 Dimensions Health Corp. Issue, Project and Rev. Ref. Bonds,
Series 1994, 5.375% 2014                                                                               1,250                833
 Woodview Village Phase II Subdistrict, Special Obligation Bonds, Series 2002, 7.00% 2032              2,000              2,021


MASSACHUSETTS  -  2.11%
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                            5,000              5,624
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc.
Project), Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                    1,000              1,087
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare
System Issue, Series C, 6.00% 2015                                                                     1,000              1,108
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),
Series 1998-A, AMT, 5.30% 2009                                                                         6,300              6,100
 Rev. Bonds, Edgewood Retirement Community Project,
Series 1995-A, 9.00% 2025 (preref. 2005)                                                               5,400              6,583


MICHIGAN  -  5.80%
Cert. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016                                       2,380              2,563
Hospital Fin. Auth.:
 Hospital Rev. Bonds (The Detroit Medical Center Obligated Group),
Series 1998-A, 5.125% 2018                                                                             1,550              1,365
 Hospital Rev. Ref. Bonds:
  Genesys Health System Obligated Group, Series 1995-A:
   8.00% 2005 (escrowed to maturity)                                                                   2,000              2,270
   8.10% 2013 (preref. 2005)                                                                           1,100              1,309
   7.50% 2027 (preref. 2005)                                                                           2,265              2,617
  Hackley Hospital Obligated Group, Series 1998-A, 5.30% 2013                                          1,000                994
  Henry Ford Health System, Series 2003-A, 5.50% 2016                                                  2,500              2,568
  Pontiac Osteopathic, Series 1994-A:
   5.375% 2006                                                                                         2,075              2,062
   6.00% 2014                                                                                          1,000                960
   6.00% 2024                                                                                          1,000                883
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                                           1,000              1,016
 Ref. and Rev. Bonds (Trinity Health Credit Group),
Series 2002-C, 5.375% 2023                                                                             1,500              1,517
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A,
AMT, MBIA insured, 5.30% 2016                                                                          2,110              2,175
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds
(Detroit Academy of Arts and Sciences Project), Series 2001-A:
 7.90% 2021                                                                                            3,400              3,488
 8.00% 2031                                                                                            2,300              2,367
Strategic Fund Limited Obligation Rev. Bonds (United Waste Systems,
Inc. Project), Series 1995, 5.20% 2010                                                                 4,250              4,180
The Econ. Dev. Corp., Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project):
 Township of Cornell, Series 2002, 5.875% 2018                                                         2,000              2,003
 County of Delta, Series 2002-A, 6.25% 2027                                                            2,000              1,995
City of Detroit, Limited Tax G.O. Bonds, Series 1995-A, 6.40% 2005                                     1,145              1,266
City of Flint, Hospital Building Auth. (Hurley Medical Center):
 Rev. Ref. Bonds, Series 1998-A:
  5.00% 2008                                                                                           2,030              2,013
  5.25% 2016                                                                                           3,035              2,764
 Rev. Rental Bonds, Series 1998-B:
  5.375% 2018                                                                                          1,000                908
  5.375% 2028                                                                                          3,250              2,749
The Econ. Dev. Corp. of the County of Midland, Subordinated Pollution
Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project),
Series 2000-A, AMT, 6.875% 2009                                                                        6,865              6,927
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan
Wayne County Airport), Series 2002-D, AMT, FGIC insured, 5.50% 2013                                    3,000              3,258


MINNESOTA  -  0.98%
Minneapolis-St. Paul Metropolitan Airports Commission, Special Facs.
Rev. Bonds (Northwest Airlines, Inc. Project), Series 2001-A, AMT, 7.00% 2025                          2,000              1,515
Port Auth. of the City of Saint Paul, Hotel Fac. Rev. Bonds (Radisson
Kellogg Project), Series 1999-2, 7.375% 2029                                                           8,000              8,006


MISSISSIPPI  -  0.12%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018                                                             1,000              1,134


MISSOURI  -  0.62%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care),
Series 2002-A, 5.25% 2012                                                                              2,515              2,685
Transportation Dev. Dist. (Hazelwood, St. Louis County),
Transportation Rev. Bonds, Series 2002, 7.20% 2033                                                     3,300              3,327


NEBRASKA  -  0.05%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte River
Road Memorial Foundation Project), Series 1998: (2)
 6.75% 2023                                                                                           12,890                245
 6.75% 2028                                                                                           12,200                232


NEVADA  -  3.91%
Housing Division, Single-family Mortgage Bonds:
 Series 1999-B1, 4.95% 2012                                                                              475                496
 Series 1999-D2, AMT, 5.90% 2013                                                                       1,150              1,208
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands Area), Local
Improvement Bonds, Series 1999:
  7.00% 2009                                                                                           2,500              2,588
  7.50% 2019                                                                                           9,040              9,674
 Special Improvement Dist. No. 132 (Summerlin South Area (Villages
15A and 18)), Local Improvement Bonds, Series 2001:
  6.125% 2011                                                                                          1,040              1,073
  6.40% 2014                                                                                           1,255              1,295
  6.50% 2015                                                                                           1,000              1,032
  6.875% 2021                                                                                          2,550              2,627
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West):
  Series 1998-A, 5.375% 2026                                                                           2,000              1,733
  Series 1999-A, 6.75% 2020                                                                            2,000              2,072
 Local Improvement Dist. No. T-4C (Green Valley Properties), Limited
Obligation Ref. Bonds, Series 1999-A:
  5.75% 2013                                                                                           1,705              1,725
  5.90% 2018                                                                                           1,000                999
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area),
Local Improvement Bonds, Series 2001:
 6.40% 2015                                                                                            1,395              1,438
 6.75% 2021                                                                                            2,000              2,059
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
Improvement Bonds, Series 2002:
 6.125% 2017                                                                                           2,715              2,719
 6.40% 2022                                                                                            3,000              3,003
Washoe County (Reno-Sparks Convention & Visitors Auth.), G.O.
(Limited Tax) Convention Center, Capital Appreciation Bonds, Series 1999-B,
FSA insured, 0% 2016                                                                                   4,140              2,151


NEW HAMPSHIRE  -  0.37%
Business Fin. Auth., Pollution Control Rev. Ref. Bonds (Public Service Co.
of New Hampshire Project - 1992 Tax-Exempt Series D), AMT, 6.00% 2021                                  2,000              2,004
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,
Series 2001-A, 5.75% 2031                                                                              1,000              1,023
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds,
Series 1997-D, AMT, 5.60% 2012                                                                           500                521


NEW JERSEY  -  3.27%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist.
Project (City of Elizabeth), Series 1998-A, 6.375% 2031 (preref. 2014)                                 3,750              4,547
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project:
   Series 1995-A, 9.25% 2025 (preref. 2005)                                                            2,000              2,332
   Series 1998-C, 5.50% 2028                                                                           1,500              1,354
  Winchester Gardens at Ward Homestead Project, Series 1996-A:
   8.50% 2016                                                                                          1,000              1,063
   8.625% 2025                                                                                         3,000              3,184
 First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018                     1,000                969
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A:
  5.10% 2008                                                                                           1,250              1,275
  5.20% 2009                                                                                           1,000              1,014
  5.30% 2010                                                                                           1,000              1,012
  Tax-Exempt Term Bonds:
   5.50% 2018                                                                                          1,000                969
   5.50% 2025                                                                                          1,000                913
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac.:
   Series 2001-A, 7.25% 2031                                                                           2,250              2,232
   Series 2001-B, 5.50% 2006                                                                           1,345              1,321
  Seabrook Village, Inc. Fac., Series 2000-A, 8.25% 2030                                               9,000              9,485


NEW MEXICO  -  0.80%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.):
 Airport Road Business Center, Phase III, Series 2001-A, 8.375% 2021                                   2,215              2,216
 Border Industrial Park, Phase I & II, Series 2001-B, 8.875% 2021                                      5,560              5,563


NEW YORK  -  5.37%
Dormitory Auth.:
 Cert. of Part., City University of New York (John Jay College of Criminal
Justice Project Ref.), 6.00% 2006                                                                      1,475              1,656
 Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010                        1,930              2,081
 Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B:
  5.25% 2023 (put 2012)                                                                                1,500              1,615
  6.00% 2029 (put 2012)                                                                                4,000              4,536
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), Series 1996-A Ref., 6.00% 2006                               1,000              1,117
 Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009                                  800                869
Metropolitan Transportation Auth., State Service Contract Ref. Bonds,
Series 2002-A, 5.125% 2024                                                                             2,000              2,028
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev.
Bonds (Empire State Dev. Corp.), Series 2002-A:
 5.00% 2017 (put 2011)                                                                                 2,000              2,131
 5.50% 2017 (put 2011)                                                                                 2,500              2,748
City of New York, G.O. Bonds:
 Fiscal 1998 Series B, 5.25% 2010                                                                      1,000              1,048
 Fiscal 2001 Series F:
  5.00% 2008                                                                                           2,000              2,133
  5.00% 2009                                                                                           2,510              2,653
 Fiscal 2002 Series B, 5.50% 2012                                                                      3,000              3,196
 Fiscal 2002 Series C, 5.25% 2021                                                                      1,720              1,735
 Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                                        2,475              2,766
New York City Industrial Dev. Agcy., AMT:
 Industrial Dev. Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, L.P.
Project), Series 1997, 6.20% 2022                                                                      2,000              2,077
 Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc. Project), 7.55% 2005                      1,400              1,399
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds,
Fiscal 2003 Series B, 5.25% 2029                                                                       4,600              4,967
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev.
Ref. Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014                               1,500              1,538
Port Auth. of New York and New Jersey, Special Project Bonds, Series 4, AMT,
KIAC Partners Project:
 7.00% 2007                                                                                            1,300              1,377
 6.75% 2011                                                                                            4,000              4,190
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community
Rev. Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000, 8.00% 2030                       2,000              2,018
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds,
Series 2002-B, 5.25% 2014                                                                              2,000              2,206


NORTH CAROLINA  -  2.16%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993-B:
  7.25% 2007                                                                                           1,500              1,722
  7.00% 2008                                                                                           1,000              1,143
  6.125% 2009                                                                                          3,950              4,369
  6.00% 2026                                                                                           1,000              1,034
 Ref. Series 1993-C, 7.00% 2007                                                                        1,000              1,139
 Ref. Series 1999-A, 5.20% 2010                                                                        2,000              2,105
 Ref. Series 1999-B:
  5.55% 2014                                                                                           1,000              1,038
  5.70% 2017                                                                                           2,000              2,059
 Series 1999-D, 6.75% 2026                                                                             1,000              1,078
 Ref. Series 2003-C:
  5.125% 2014                                                                                          2,000              2,020
  5.375% 2017                                                                                          1,500              1,497
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds:
 Series 1992, 5.75% 2015                                                                                 675                677
 Series 1999-B, 6.50% 2020                                                                             1,000              1,074


NORTH DAKOTA  -  0.08%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                           775                788


OHIO  -  1.62%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon
College 2002 Project), 5.05% 2037 (put 2016)                                                           3,250              3,329
The Student Loan Funding Corp., Cincinnati, Student Loan Rev. Ref.
Bonds, Series 1991-A, AMT, 7.20% 2003                                                                    145                145
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power
Project), Series 1998-A, AMT, 5.875% 2020                                                              4,000              3,639
City of Cleveland, Airport Special Rev. Bonds (Continental
Airlines, Inc. Project), AMT:
 Series 1998, 5.375% 2027                                                                              2,750              1,503
 Series 1999, 5.70% 2019                                                                               1,500                933
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare
Partners), Series 2002-A, 5.50% 2013                                                                   1,075              1,154
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical
Center Network Obligated Group), Series 1999:
 6.75% 2018                                                                                            1,000              1,077
 6.75% 2022                                                                                            1,000              1,057
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral
Health System Obligated Group), Series 2000-B:
 6.375% 2022                                                                                           1,000              1,046
 6.375% 2030                                                                                           1,750              1,827


OKLAHOMA  -  1.18%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston
Community Dev. Corp. Project), Series 2000-A,:
 7.40% 2017                                                                                            2,710              2,607
 7.75% 2030                                                                                            6,050              5,867
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds, Ref.
Series 2001-B, AMT, 5.65% 2035 (put 2008)                                                              5,000              2,987


OREGON  -  1.13%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration
Project), Series 1999:
 5.75% 2013                                                                                            2,000              2,004
 5.875% 2016                                                                                           3,500              3,456
 6.00% 2025                                                                                            5,750              5,523


PENNSYLVANIA  -  2.62%
Housing Fin. Agcy., Rev. Bonds, Single-family Mortgage,
Series 1997-58A, AMT, 5.85% 2017                                                                       1,400              1,446
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds
(West Penn Allegheny Health System), Series 2000-B, 9.25% 2030                                         2,000              2,200
Erie County, Industrial Dev. Auth., Environmental Improvement Rev.
Ref. Bonds (International Paper Co. Projects), Series 2002-A, 4.90% 2009                               2,000              2,061
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated
 Group), Series 1998, ACA-CBI insured, 5.70% 2009                                                      1,000              1,110
Montgomery County Industrial Dev. Auth., Retirement Community (Adult
Communities Total Services, Inc. Obligated Group):
 Rev. Bonds, Series 1996-B, 5.75% 2017                                                                 4,000              4,115
 Rev. Ref. Bonds, Series 1996-A, 5.875% 2022                                                           1,000              1,009
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (escrowed to maturity)                                         500                518
 Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009                             1,000              1,010
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village
Project), Series 1998:
 5.30% 2007                                                                                            1,145              1,151
 5.50% 2010                                                                                            1,000                994
Scranton-Lackawanna Health and Welfare Auth., City of Scranton, Lackawanna
County, Hospital Rev. Bonds (Moses Taylor Hospital Project), Series 1997:
 5.75% 2006                                                                                            1,585                990
 5.80% 2007                                                                                            1,680              1,048
 5.90% 2008                                                                                            1,730              1,078
 6.00% 2009                                                                                              940                585
 6.10% 2011                                                                                            2,005              1,247
 6.20% 2017                                                                                            1,000                621
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B, 8.125% 2030                         4,000              4,196


RHODE ISLAND  -  0.58%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds,
Lifespan Obligated Group Issue, Series 2002:
 6.375% 2021                                                                                           2,000              2,048
 6.50% 2032                                                                                            1,500              1,531
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds,
Series 9-B1, AMT, 5.55% 2013                                                                           2,000              2,033


SOUTH CAROLINA  -  1.47%
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
Company Projects), Series 1999-A, 5.125% 2012                                                          1,000              1,017
Piedmont Municipal Power Agcy., Electric Rev. Bonds, Ref. Series 1999-A, 5.25% 2015                    6,000              5,819
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed
 Bonds, Series 2001-B, 6.00% 2022                                                                      4,500              4,276
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project),
Series 1990, AMT, 7.625% 2006                                                                          3,000              3,149


TENNESSEE  -  1.84%
Health, Educational and Housing Facs., Hospital Rev. Bonds, Series 2002:
 Board of the County of Shelby (Methodist Healthcare), 6.00% 2020                                      3,000              3,103
 Board of the County of Sullivan (Wellmont Health System Project):
  6.75% 2015                                                                                           1,520              1,677
  6.25% 2022                                                                                           1,950              1,966
  6.25% 2032                                                                                           2,000              2,008
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing
Facs. Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A, MBIA
insured, 6.25% 2013                        1,000              1,154
Memphis-Shelby County Airport Auth., Series 2002:
 Airport Rev. Ref. Bonds, AMT, MBIA insured, 5.50% 2010                                                1,500              1,663
 Special Facs. Rev. Ref. Bonds (Federal Express Corp.), 5.05% 2012                                     5,085              5,240
Health and Educational Facs. Board of the Metropolitan Government of Nashville
and Davidson County, Rev. Ref. Bonds, Series 1998, 5.65% 2024                                          1,160                997


TEXAS  -  6.65%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines,
Inc. Project), Series 1990, AMT:
 7.00% 2011                                                                                            2,500                700
 7.50% 2029                                                                                            1,000                270
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028                            1,000                925
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities
Electric Co. Project), Series 1995-B, 5.05% 2030 (put 2006)                                            2,000              1,943
 Pollution Control Rev. Ref. Bonds (TXU Electric Company Project),
 Series 2001-C, 5.75% 2036 (put 2011)                                                                  9,375              9,073
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
Rev. Bonds (The Dow Chemical Co. Project), Series 2002-A, AMT, 5.20% 2033 (put 2008)                   7,500              7,731
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
Refining and Marketing Co. Project):
 Series 1998-C, 5.40% 2018                                                                             1,000                962
 Series 1998-D, AMT, 5.125% 2009                                                                       5,250              5,333
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint
Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured:
 5.625% 2011                                                                                           2,000              2,225
 5.75% 2015                                                                                            1,185              1,303
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School
Building Bonds, Series 1998, 5.20% 2018                                                                1,000              1,046
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029                                                                             4,100              4,345
 Rev. Bonds (St. Luke's Episcopal Hospital):
  Series 2001-A:
   5.625% 2014                                                                                         1,500              1,605
   5.50% 2020                                                                                          2,850              2,929
  Series 2002, 5.50% 2017                                                                              1,045              1,099
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission
Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                                            2,090              2,226
 6.75% 2016                                                                                            1,000              1,017
City of Houston, Airport System Subordinate Lien, AMT:
 Rev. Bonds:
  Series 1998-B, FGIC insured, 5.25% 2012                                                              1,000              1,053
  Series 2002-A, FSA insured, 5.625% 2018                                                              1,825              1,946
 Rev. Ref. Bonds, Series 2001-A, FGIC insured, 5.50% 2015                                              2,855              3,057
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric
Company Project), Series 2001-A, 5.50% 2022 (put 2011)                                                 2,645              2,560
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002:
 RADIAN insured, 5.125% 2017                                                                           2,000              2,032
 6.00% 2021                                                                                              750                750
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002,
AMT, FGIC insured, 5.75% 2016                                                                          1,000              1,097
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds,
Series 2001-B, 5.375% 2013                                                                             1,500              1,644
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor
Health Care System Project), Series 2002-A:
 5.00% 2019                                                                                            2,500              2,484
 5.25% 2022                                                                                            2,000              2,008
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                                      1,140              1,143


UTAH  -  2.38%
Housing Corp., Single-family Mortgage Bonds, Class III, AMT:
 Series 2001-E1, 5.20% 2018                                                                            2,460              2,524
 Series 2001-F1, 4.95% 2018                                                                            1,975              1,999
 Series 2002-B, 5.30% 2018                                                                               995              1,029
 Series 2002-C2, 5.25% 2018                                                                            3,500              3,588
 Series 2002-D2, 5.00% 2018                                                                            1,500              1,516
 Series 2002-E2, 4.95% 2019                                                                            4,000              4,047
 Series 2002-F1, 4.625% 2019                                                                           2,500              2,486
 Series 2002-G2, 4.875% 2019                                                                           2,000              2,013
Housing Fin. Agcy., Single-family Mortgage Bonds, AMT:
 Class III:
  Series 1997-G2, 5.60% 2010                                                                             595                637
  Series 1998-G2, 4.90% 2012                                                                             675                704
  Series 1999-B2, 5.10% 2012                                                                             815                864
  Series 1999-C2, 5.60% 2013                                                                           1,065              1,131
 Federally Insured or Guaranteed Mortgage Loans, Issue 1999-D1, 5.60% 2013                               530                570


VIRGINIA  -  1.66%
Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds, AMT:
 County of Charles City, Tax-Exempt Adjustable Mode (Waste Management,
Inc.), Series 2002, 6.25% 2027 (put 2012)                                                              1,000              1,040
 County of Henrico (Browning-Ferris Industries of South Atlantic, Inc.
Project), Series 1995, 5.30% 2011 (put 2005)                                                             500                473
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special
Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                 4,000              4,014
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds
(Greenspring Village, Inc. Fac.), Series 1999-A:
 6.75% 2012                                                                                            1,500              1,578
 7.50% 2029                                                                                            4,000              4,202
Gateway Community Dev. Auth. (Prince William County), Special Assessment
Bonds, Series 1999, 6.25% 2026                                                                         2,000              2,002
Heritage Hunt Commercial Community Dev. Auth. (Prince William County),
Special Assessment Bonds, Series 1999-B, 7.00% 2029                                                      988              1,042
Pocahontas Parkway Association, Route 895 Connector Toll Road Rev. Bonds,
Series 1998-A:
 5.25% 2008                                                                                            1,100                962
 5.00% 2011                                                                                            1,000                798


WASHINGTON  -  0.56%
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012                                                                1,500              1,642
Port of Seattle, AMT:
 Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMBAC insured, 5.25% 2011                            1,500              1,599
 Rev. Bonds, Series 2001-B, FGIC insured, 5.50% 2010                                                   1,000              1,101
 Subordinate Lien Rev. Bonds, Series 1999-B, FGIC insured, 5.50% 2012                                  1,000              1,095


WISCONSIN  -  1.56%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
Bonds, 6.125% 2027                                                                                     5,000              4,775
Health Educational Facs. Auth. Rev. Bonds (Froedtert & Community Health
Obligated Group), Series 2001, 5.625% 2013                                                             1,000              1,068
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                                                 1,400              1,457
 Housing Rev. Bonds, Series 1993-B, AMT, 5.30% 2006                                                    1,000              1,032
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto
Falls Tissue, Inc. Project), Series 1997, AMT:
 7.75% 2022                                                                                            8,500              6,053
 8.125% 2022 (1)                                                                                         950                704



                                                                                                                        907,121



                                                                                                   Principal             Market
                                                                                                      amount              value
SHORT-TERM SECURITIES - 5.63%                                                                          (000)              (000)


City of Farmington, New Mexico, Pollution Control Rev. Ref. Bonds (Arizona
Public Service Co. Four Corners Project), Series 1994-A, 1.30% 2024 (3)                                1,800              1,800
Gulf Coast Waste Disposal Auth., Texas, Environmental Facs. Rev. Bonds
(ExxonMobil Project), Series 2000, AMT, 1.30% 2030 (3)                                                 4,025              4,025
Harris County, Texas, G.O Notes:
 Series 2003-B, 1.00% 3/11/2003                                                                        2,000              2,000
 Series 2003-C, 1.00% 3/4/2003                                                                         1,860              1,860
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2002, 3.00% 6/30/2003                  3,000              3,024
State of Idaho, Tax Anticipation Notes, Series 2002, 3.00% 6/30/2003                                   3,500              3,528
Regional Airport Auth. of Louisville and Jefferson County, Kentucky,
Special Facs. Rev. Bonds (UPS Worldwide Forwarding, Inc. Project),
Series 1999-A, AMT, 1.30% 2029 (3)                                                                     5,600              5,600
Lower Neches Valley Auth., Texas, Industrial Dev. Corp., Exempt Facs.
Ref. Rev. Bonds (ExxonMobil Project), Series 2001: (3)
 AMT, 1.30% 2029                                                                                       1,300              1,300
 Subseries 2001-A, 1.25% 2031                                                                          3,200              3,200
State of New Jersey, Tax and Rev. Anticipation Notes, Series Fiscal
2003-A, 3.00% 6/12/2003 (4)                                                                            1,500              1,511
City of New York, New York:
 G.O. Rev. Anticipation Notes, Series 2002, 3.75% 4/11/2003                                            3,000              3,016
 Housing Dev., Multi-family Mortgage Rev. Bonds (West 43rd Street Dev.),
 Series 1996-B, 1.05% 3/18/2003                                                                        2,100              2,100
State of Ohio, Solid Waste Rev. Ref. Bonds (BP Products North America Inc.
Project - BP p.l.c., GUARANTOR), Series 2002, AMT, 1.30% 2034 (3)                                      $1,000             $1,000
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref.
Bonds (Carilion Health System Obligated Group): (3)
 Series 2002-C, 1.30% 2027                                                                             1,300              1,300
 Series 2002-D, 1.30% 2027                                                                             2,600              2,600
State of Texas, Tax and Rev. Anticipation Notes, Series 2002, 2.75% 8/29/2003 (4)                      8,700              8,787
The Curators of the University of Missouri, Capital Projects Notes,
Series FY 2002-2003, 3.00% 6/30/2003 (4)                                                               4,000              4,032
Will County, Illinois, ExxonMobil Project, Series 2001, AMT: (3)
 Variable Rate Exempt Facs. Rev. Ref. Bonds, 1.05%, 2026                                               1,050              1,050
 Environmental Facs. Rev. Bonds, 1.30% 2026                                                            2,900              2,900


                                                                                                                         54,633

Total investment securities (cost: $963,249,000)                                                                        961,754
Other assets less liabilities                                                                                             7,886

Net assets                                                                                                             $969,640

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Not making interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

FINANCIAL STATEMENTS                                                                                       unaudited

Statement of assets and liabilities
at January 31, 2003                                      (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market:
  (cost: $963,249)                                                                                          $961,754
 Cash                                                                                                             74
 Receivables for:
  Sales of investments                                                                   $1,728
  Sales of fund's shares                                                                  6,825
  Interest                                                                               13,594               22,147
                                                                                                             983,975
Liabilities:
 Payables for:
  Purchases of investments                                                                9,861
  Repurchases of fund's shares                                                            2,368
  Dividends on fund's shares                                                              1,388
  Investment advisory services                                                              323
  Services provided by affiliates                                                           349
  Deferred Directors' compensation                                                           31
  Other fees and expenses                                                                    15               14,335
Net assets at January 31, 2003                                                                              $969,640

Net assets consist of:
 Capital paid in on shares of capital stock                                                                 $982,742
 Undistributed net investment income                                                                           1,760
 Accumulated net realized loss                                                                               (13,367)
 Net unrealized depreciation                                                                                  (1,495)
Net assets at January 31, 2003                                                                              $969,640

Total authorized capital stock - 200,000 shares, $.001 par value
                                                                                                       Net asset value
                                                             Net assets        Shares outstanding         per share (1)

Class A                                                        $866,550                    57,484               $15.07
Class B                                                          42,341                     2,809                15.07
Class C                                                          39,971                     2,651                15.07
Class F                                                          14,935                       991                15.07
Class R-5                                                         5,843                       388                15.07

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.66.


See Notes to Financial Statements
                                                                                                             unaudited
Statement of operations
for the six months ended January 31, 2003                                                       (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                                     $28,829

 Fees and expenses:
  Investment advisory services                                                             $1,883
  Distribution services                                                                     1,659
  Transfer agent services                                                                     133
  Administrative services                                                                      43
  Reports to shareholders                                                                      81
  Registration statement and prospectus                                                       102
  Postage, stationery and supplies                                                             20
  Directors' compensation                                                                      12
  Auditing and legal                                                                           50
  Custodian                                                                                     9
  State and local taxes                                                                        77
  Other                                                                                        12                4,081
 Net investment income                                                                                          24,748

Net realized loss and unrealized
 depreciation on investments:
 Net realized loss on investments                                                                               (6,858)
 Net unrealized depreciation on investments                                                                     (7,166)
  Net realized loss and unrealized depreciation
   on investments                                                                                              (14,024)
Net increase in net assets resulting
 from operations                                                                                               $10,724

See Notes to Financial Statements



Statement of changes in net assets
                                                                                                 (dollars in thousands)
                                                                                       Six months           Year ended
                                                                                ended January 31,             July 31,
                                                                                            2003*                 2002
Operations:
 Net investment income                                                                    $24,748              $40,763
 Net realized (loss) gain on investments                                                   (6,858)                 229
 Net unrealized depreciation on investments                                                (7,166)              (2,145)
  Net increase in net assets
   resulting from operations                                                               10,724               38,847

Dividends paid to shareholders from
 net investment income                                                                    (23,539)             (40,707)

Capital share transactions                                                                 83,849              233,503

Total increase in net assets                                                               71,034              231,643

Net assets:
 Beginning of period                                                                      898,606              666,963
 End of period (including
  undistributed net investment income: $1,760 and $551,
  respectively)                                                                          $969,640             $898,606

*Unaudited

See Notes to Financial Statements


Notes to financial statements                                         unaudited

1. Organization and significant accounting policies

Organization - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of January 31, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2003, the cost of investment securities for federal income tax purposes was $961,999,000.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income
                                                                         $2,307
Accumulated short-term capital losses
                                                                        (7,198)
Accumulated long-term capital losses
                                                                        (6,169)
Gross unrealized appreciation on investment securities
                                                                         32,803
Gross unrealized depreciation on investment securities                 (33,048)

Accumulated short-term capital losses above include capital loss carryforwards of $6,123,000 and $385,000 expiring in 2009 and 2008, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):




                                       Distributions from ordinary income
                                                                                   Distributions from              Total
                                                                 Short-term                 long-term      distributions
Share class(1)                      Net investment income     capital gains             capital gains               paid
Six months ended January 31, 2003
Class A                                          $ 21,540                 -                         -           $ 21,540
Class B                                               809                 -                         -                809
Class C                                               729                 -                         -                729
Class F                                               355                 -                         -                355
Class R-5                                             106                 -                         -                106
Total                                            $ 23,539                 -                         -           $ 23,539

                                       Distributions from                          Distributions from              Total
                                          ordinary income        Short-term                 long-term      distributions
                                    Net investment income     capital gains             capital gains               paid
Year ended July 31, 2002
Class A                                          $ 38,810                 -                         -           $ 38,810
Class B                                               949                 -                         -                949
Class C                                               626                 -                         -                626
Class F                                               313                 -                         -                313
Class R-5                                               9                 -                         -                  9
Total                                            $ 40,707                 -                         -           $ 40,707

(1) Class R-5 shares were offered beginning July 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.399% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2003, unreimbursed expenses which remain subject to reimbursement totaled $299,000 for Class A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

         Expenses under the agreements described above for the six months ended January 31, 2003, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A           $1,281            $126         Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B             187              7           Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C            173            Included             $28
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class F             18           Included               13
                                        in
                                  administrative
                                     services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-5      Not applicable      Included               2
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------

     Total            $1,659            $133               $43
-----------------------------------------------------------------------
-----------------------------------------------------------------------


Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


                                                                                               Reinvestments of
                                                Sales(2)                                  dividends and distributions
Share class (1)                       Amount             Shares                               Amount         Shares
Six months ended January 31, 2003
Class A                            $ 163,770             10,783                             $ 14,206            936
Class B                               14,450                950                                  511             34
Class C                               14,844                976                                  505             33
Class F                                9,582                630                                  257             17
Class R-5                              1,967                130                                   44              3
Total net increase
   (decrease) in fund              $ 204,613             13,469                             $ 15,523          1,023

                                          Repurchases(2)                                            Net increase
                                    Amount              Shares                               Amount          Shares

Class A                          $ (122,561)             (8,080)                            $ 55,415           3,639
Class B                              (3,117)               (206)                              11,844             778
Class C                              (3,229)               (213)                              12,120             796
Class F                              (7,191)               (472)                               2,648             175
Class R-5                              (189)                (12)                               1,822             121
Total net increase
   (decrease) in fund            $ (136,287)             (8,983)                            $ 83,849           5,509

                                                                                              Reinvestments of
                                                Sales(2)                                  dividends and distributions
                                      Amount             Shares                               Amount         Shares
Year ended July 31, 2002
Class A                            $ 374,605             24,653                             $ 24,323          1,600
Class B                               23,325              1,535                                  604             40
Class C                               26,840              1,767                                  406             27
Class F                               14,004                922                                  233             15
Class R-5                              4,076                267                                    4             -*
Total net increase
   (decrease) in fund              $ 442,850             29,144                             $ 25,570          1,682



                                         Repurchases(2)                                            Net increase
                                    Amount              Shares                               Amount          Shares

Class A                            $ (224,564)            (14,783)                        $ 174,364          11,470
Class B                                (3,846)               (254)                           20,083           1,321
Class C                                (3,195)               (211)                           24,051           1,583
Class F                                (3,312)               (218)                           10,925             719
Class R-5                                   -                   -                             4,080             267
Total net increase
   (decrease) in fund              $ (234,917)            (15,466)                        $ 233,503          15,360



* Amount less than one thousand.
(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.

5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2003, the total value of restricted securities was $12,689,000, which represents 1.31% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $129,663,000 and $29,075,000, respectively, during the six months ended January 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2003, the custodian fee of $9,000 includes $3,000 that was offset by this reduction, rather than paid in cash.




Financial Highlights (1)

                                                 Income from investment operations(3)
                                                                                Net
                                        Net asset                     (losses)gains
                                           value,             Net     on securities    Total from
                                        beginning      investment    (both realized    investment
                                        of period          income    and unrealized)   operations

Class A:
 Six months ended 1/31/2003 (2)            $15.28            $.41             $(.23)         $.18
 Year ended 7/31/2002                       15.35             .84              (.08)          .76
 Year ended 7/31/2001                       14.87             .83               .48          1.31
 Year ended 7/31/2000                       15.49             .82              (.58)          .24
 Year ended 7/31/1999                       16.12             .81              (.54)          .27
 Year ended 7/31/1998                       15.90             .84               .26          1.10
Class B:
 Six months ended 1/31/2003 (2)             15.28             .35              (.23)          .12
 Year ended 7/31/2002                       15.35             .73              (.08)          .65
 Year ended 7/31/2001                       14.87             .71               .50          1.21
 Period from 3/15/2000 to 7/31/2000         14.79             .23               .14           .37
Class C:
 Six months ended 1/31/2003 (2)             15.28             .34              (.23)          .11
 Year ended 7/31/2002                       15.35             .71              (.08)          .63
 Period from 3/15/2001 to 7/31/2001         15.11             .25               .25           .50
Class F:
 Six months ended 1/31/2003 (2)             15.28             .40              (.23)          .17
 Year ended 7/31/2002                       15.35             .82              (.08)          .74
 Period from 3/19/2001 to 7/31/2001         15.12             .26               .25           .51
Class R-5:
 Six months ended 1/31/2003 (2)             15.28             .42              (.23)          .19
 Period from 7/15/2002 to 7/31/2002         15.30             .03              (.02)          .01


                                               Dividends and distributions

                                        Dividends
                                        (from net     Distributions           Total       Net asset
                                       investment     (from capital   dividends and      value, end      Total
                                           income)            gains)  distributions       of period   return(4)
Class A:
 Six months ended 1/31/2003 (2)             $(.39)              $ -           $(.39)         $15.07      1.17%
 Year ended 7/31/2002                        (.83)                -            (.83)          15.28       5.10
 Year ended 7/31/2001                        (.83)                -            (.83)          15.35       9.14
 Year ended 7/31/2000                        (.83)             (.03)           (.86)          14.87       1.61
 Year ended 7/31/1999                        (.82)             (.08)           (.90)          15.49       1.63
 Year ended 7/31/1998                        (.84)             (.04)           (.88)          16.12       7.05
Class B:
 Six months ended 1/31/2003 (2)              (.33)                -            (.33)          15.07        .81
 Year ended 7/31/2002                        (.72)                -            (.72)          15.28       4.37
 Year ended 7/31/2001                        (.73)                -            (.73)          15.35       8.45
 Period from 3/15/2000 to 7/31/2000          (.29)                -            (.29)          14.87       3.16
Class C:
 Six months ended 1/31/2003 (2)              (.32)                -            (.32)          15.07        .75
 Year ended 7/31/2002                        (.70)                -            (.70)          15.28       4.22
 Period from 3/15/2001 to 7/31/2001          (.26)                -            (.26)          15.35       3.34
Class F:
 Six months ended 1/31/2003 (2)              (.38)                -            (.38)          15.07       1.12
 Year ended 7/31/2002                        (.81)                -            (.81)          15.28       4.96
 Period from 3/19/2001 to 7/31/2001          (.28)                -            (.28)          15.35       3.43
Class R-5:
 Six months ended 1/31/2003 (2)              (.40)                -            (.40)          15.07       1.28
 Period from 7/15/2002 to 7/31/2002          (.03)                -            (.03)          15.28        .09


                                                           Ratio of         Ratio of
                                      Net assets,          expenses       net income
                                    end of period        to average       to average
                                     (in millions)       net assets       net assets
Class A:
 Six months ended 1/31/2003 (2)              $867              .79% (5)        5.30%  (5)
 Year ended 7/31/2002                         823               .77             5.43
 Year ended 7/31/2001                         650               .80             5.50
 Year ended 7/31/2000                         550               .80             5.53
 Year ended 7/31/1999                         564               .78             5.09
 Year ended 7/31/1998                         464               .79             5.19
Class B:
 Six months ended 1/31/2003 (2)                42              1.51 (5)         4.58  (5)
 Year ended 7/31/2002                          31              1.47             4.68
 Year ended 7/31/2001                          11              1.48             4.72
 Period from 3/15/2000 to 7/31/2000             2               .55             1.77
Class C:
 Six months ended 1/31/2003 (2)                40              1.64 (5)         4.45  (5)
 Year ended 7/31/2002                          28              1.59             4.53
 Period from 3/15/2001 to 7/31/2001             4               .59             1.75
Class F:
 Six months ended 1/31/2003 (2)                15               .90 (5)         5.16  (5)
 Year ended 7/31/2002                          13               .88             5.26
 Period from 3/19/2001 to 7/31/2001             1               .35             1.88
Class R-5:
 Six months ended 1/31/2003 (2)                 6               .58 (5)         5.54  (5)
 Period from 7/15/2002 to 7/31/2002             4               .02              .23

                                                Six months ended
                                                     January 31,            Year ended July 31
                                                        2003(2)       2002   2001    2000  1999   1998

Portfolio turnover for all classes of shares                3%         12%    18%     33%   17%   16%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Annualized.

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The right choice for the long termSM

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.70% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.11%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AHIM-013-0303

Litho in USA AGD/INS/6121

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